Cash, Cash Equivalents and Short-Term Investments	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Short-Term Investments
2.	Cash, Cash Equivalents and Short-Term Investments

The following is a summary of cash, cash equivalents and short-term investments as of December 31, 2014 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Cash and cash equivalents:
Cash and money market funds	$36,534	$—	$—	$36,534
Corporate bonds	10,869	—	(1)	10,868

Total cash and cash equivalents	$47,403	$—	$(1)	$47,402

Short-term investments:
Corporate bonds	$42,810	$—	$(42)	$42,768
Commercial paper	7,686	13	—	7,699
Government securities	4,411	—	—	4,411

Total short-term investments	$54,907	$13	$(42)	$54,878

For the year ended December 31, 2014, there were no realized gains or losses on the available-for-sale securities. All available-for-sale marketable securities held at December 31, 2014 had maturity dates less than one year. Unrealized losses are recognized when a decline in fair value is determined to be other-than-temporary. As of December 31, 2014, no investment was in a continuous unrealized loss position for more than one year, the unrealized losses were not due to changes in credit risk and we believe that it is more likely than not that the investments will be held to maturity or a forecasted recovery of fair value.